Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Available for sale investments:
Net valuation gains on investments taken to equity			$ (3)
Cash flow hedges:
Gains/(losses) taken to equity	$ 94	$ 98	(25)
(Gains)/losses transferred to the income statement	(89)	(90)	64
Income tax credit relating to items that may be reclassified subsequently to the income statement	5	8	36
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	25	7	(22)
Others	1	12	8
Income tax credit/(charge) relating to items that will not be reclassified to the income statement	26	19	(14)
Total income tax credit relating to components of other comprehensive income	$ 31	$ 27	$ 22